1(212) 318-6052

Christophertafone@paulhastings.com

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Value 25 Fund Inc. (the “Fund”)
File Nos. 33-30139 and 811-05848

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No.38 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2015 (Accession # 0001193125-15-161440).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6052.

Very truly yours,

/s/ Christopher J. Tafone
Christopher J. Tafone
Paul Hastings LLP

cc:	Bruce N. Alpert – Gabelli Funds, LLC

Agnes Mullady – Gabelli Funds, LLC

Andrea R. Mango – Gabelli Funds, LLC

Arlene Lonergan

Helen Robichaud